SCUDDER
                                                                     INVESTMENTS

Scudder Emerging Markets Debt Fund
Scudder European Equity Fund
Scudder Fixed Income Fund
Scudder Flag Investors Communications Fund
Scudder Flag Investors Equity Partners Fund
Scudder Flag Investors Value Builder Fund
Scudder High Income Plus Fund
Scudder International Equity Fund
Scudder International Select Equity Fund
Scudder Micro Cap Fund
Scudder Mid Cap Fund
Scudder Municipal Bond Fund
Scudder RREEF Real Estate Securities Fund
Scudder Short Duration Fund
Scudder Short-Term Municipal Bond Fund

Supplement to the funds' currently effective Institutional Class prospectuses and all currently effective supplements thereto.
--------------------------------------------------------------------------------

The following paragraph supplements the "Buying and Selling Institutional Shares" section of each fund's prospectus:

You may make regular investments from a bank checking account. For more information on setting up an automatic investment plan or payroll investment plan, call Shareholder Services at 1-800-730-1313.








               Please Retain This Supplement for Future Reference


May 8, 2003
SMF-3611